Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	May 2021
Payment Date	6/15/2021
Transaction Month	13
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff

Initial Pool Balance	$914,193,806.49	34,181	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$140,000,000.00	0.26711%	May 15, 2021
Class A-2 Notes	$274,500,000.00	1.03%	October 15, 2022
Class A-3 Notes	$314,500,000.00	1.04%	August 15, 2024
Class A-4 Notes	$70,700,000.00	1.35%	July 15, 2025
Class B Notes	$25,270,000.00	2.05%	September 15, 2025
Class C Notes	$16,840,000.00	3.49%	October 15, 2026

Total	$841,810,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,250,891.22

Principal:
Principal Collections	$14,001,029.34
Prepayments in Full	$9,284,085.53
Liquidation Proceeds	$170,278.89
Recoveries	$3,627.45
Sub Total	$23,459,021.21
Collections:	$24,709,912.43

Purchase Amounts:
Purchase Amounts Related to Principal	$24,561.57
Purchase Amounts Related to Interest	$58.95
Sub Total	$24,620.52

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$24,734,532.95

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	May 2021
Payment Date	6/15/2021
Transaction Month	13
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$24,734,532.95
Servicing Fee	$469,259.45	$469,259.45	$0.00	$0.00	$24,265,273.50
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$24,265,273.50
Interest - Class A-2 Notes	$64,555.84	$64,555.84	$0.00	$0.00	$24,200,717.66
Interest - Class A-3 Notes	$272,566.67	$272,566.67	$0.00	$0.00	$23,928,150.99
Interest - Class A-4 Notes	$79,537.50	$79,537.50	$0.00	$0.00	$23,848,613.49
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,848,613.49
Interest - Class B Notes	$43,169.58	$43,169.58	$0.00	$0.00	$23,805,443.91
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,805,443.91
Interest - Class C Notes	$48,976.33	$48,976.33	$0.00	$0.00	$23,756,467.58
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$23,756,467.58
Regular Principal Payment	$21,686,642.46	$21,686,642.46	$0.00	$0.00	$2,069,825.12
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,069,825.12
Residual Released to Depositor	$0.00	$2,069,825.12	$0.00	$0.00	$0.00
Total		$24,734,532.95

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$21,686,642.46
Total					$21,686,642.46
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$21,686,642.46	$79.00	$64,555.84	$0.24	$21,751,198.30	$79.24
Class A-3 Notes	$0.00	$0.00	$272,566.67	$0.87	$272,566.67	$0.87
Class A-4 Notes	$0.00	$0.00	$79,537.50	$1.13	$79,537.50	$1.13
Class B Notes	$0.00	$0.00	$43,169.58	$1.71	$43,169.58	$1.71
Class C Notes	$0.00	$0.00	$48,976.33	$2.91	$48,976.33	$2.91
Total	$21,686,642.46	$25.76	$508,805.92	$0.60	$22,195,448.38	$26.36

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	May 2021
Payment Date	6/15/2021
Transaction Month	13

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$75,210,684.63	0.2739916	$53,524,042.17	0.1949874
Class A-3 Notes	$314,500,000.00	1.0000000	$314,500,000.00	1.0000000
Class A-4 Notes	$70,700,000.00	1.0000000	$70,700,000.00	1.0000000
Class B Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000
Class C Notes	$16,840,000.00	1.0000000	$16,840,000.00	1.0000000
Total	$502,520,684.63	0.5969526	$480,834,042.17	0.5711907

Pool Information
Weighted Average APR	2.888%	2.879%
Weighted Average Remaining Term	45.01	44.18
Number of Receivables Outstanding	24,581	23,984
Pool Balance	$563,111,340.52	$539,524,978.87
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$519,385,559.43	$497,670,451.55
Pool Factor	0.6159649	0.5901648

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,418,204.69
Yield Supplement Overcollateralization Amount	$41,854,527.32
Targeted Overcollateralization Amount	$58,690,936.70
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$58,690,936.70

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,418,204.69
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,418,204.69
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,418,204.69

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	May 2021
Payment Date	6/15/2021
Transaction Month	13

VIII. NET LOSS AND DELINQUENT RECEIVABLES
	# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)	45	$106,406.32
(Recoveries)	10	$3,627.45
Net Loss for Current Collection Period		$102,778.87
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.2190%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1407%
Second Prior Collection Period			0.0166%
Prior Collection Period			0.3316%
Current Collection Period			0.2237%
Four Month Average (Current and Prior Three Collection Periods)			0.1781%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		814	$1,786,500.13
(Cumulative Recoveries)			$192,668.21
Cumulative Net Loss for All Collection Periods			$1,593,831.92
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1743%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,194.72
Average Net Loss for Receivables that have experienced a Realized Loss			$1,958.02

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.47%	99	$2,558,357.81
61-90 Days Delinquent	0.03%	7	$182,001.20
91-120 Days Delinquent	0.00%	1	$20,911.32
Over 120 Days Delinquent	0.02%	3	$119,010.78
Total Delinquent Receivables	0.53%	110	$2,880,281.11
Repossession Inventory:
Repossessed in the Current Collection Period		6	$178,694.22
Total Repossessed Inventory		8	$247,568.44

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period		0.0514%
Prior Collection Period		0.0488%
Current Collection Period		0.0459%
Three Month Average		0.0487%

Delinquency Trigger (61+ Delinquent Receivables)

Transaction Month	Trigger

1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%

61+ Delinquent Receivables Balance to EOP Pool Balance		0.0597%
Delinquency Trigger Occurred		No

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	May 2021
Payment Date	6/15/2021
Transaction Month	13

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	48	$1,549,706.63
2 Months Extended	38	$1,411,885.95
3+ Months Extended	2	$49,723.85

Total Receivables Extended	88	$3,011,316.43

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer